Annual Fund Operating Expenses - Loomis Sayles Small Cap Growth Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.88%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	1.13%
Class E
Operating Expenses:
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	1.03%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2021 through April 30, 2022, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 30, 2022, only with the approval of the Board of Trustees of the Portfolio.